DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 34.6	$ 36.8	$ 70.5
Held at fair value through profit or loss | Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.3	1.7	26.9
Held at fair value through profit or loss | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(0.3)	(0.2)	(5.7)
Held for hedging | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.1	(0.5)	(0.8)
Held for hedging | Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(0.6)	0.5	0.9
Held for hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 35.1	$ 35.3	$ 49.2